COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Annual Purchase Commitments Under Contracts (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 13,548
2025	11,893
2026	0
2027	0
2028 and thereafter	0
Total	$ 25,441